October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares FinTech Active ETF | BPAY | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® FinTech Active ETF
(Formerly BlackRock Future Financial and Technology ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 14.1%
Axos Financial Inc.(a)	1,537	$104,086
Coastal Financial Corp./WA(a)	1,054	66,391
FinecoBank Banca Fineco SpA	4,427	70,673
Inter & Co. Inc., NVS	14,649	96,471
Live Oak Bancshares Inc.	1,774	70,445
NU Holdings Ltd./Cayman Islands, Class A(a)	8,473	127,858
Rakuten Bank Ltd., NVS(a)	8,200	166,251
		702,175
Capital Markets — 10.2%
Charles Schwab Corp. (The)	3,127	221,486
KIWOOM Securities Co. Ltd.	1,629	157,761
XP Inc., Class A	7,492	130,810
		510,057
Consumer Finance — 20.8%
American Express Co.	486	131,259
Capital One Financial Corp.	1,147	186,720
Discover Financial Services	1,845	273,853
Kaspi.KZ JSC	1,417	156,068
Moneylion Inc.(a)	1,407	60,459
Synchrony Financial	4,226	233,022
		1,041,381
Financial Services — 43.7%
Adyen NV(a)(b)	48	73,328
Block Inc.(a)	1,780	128,730
Cab Payments Holdings PLC(a)(c)	59,000	85,055
Fidelity National Information Services Inc.	1,506	135,133
Fiserv Inc.(a)	1,092	216,107
Global Payments Inc.	2,272	235,629
Mastercard Inc., Class A	117	58,452
Nexi SpA(a)(b)	18,094	114,369
Pagseguro Digital Ltd., Class A(a)	11,378	91,479
Payoneer Global Inc.(a)	15,907	137,118
PayPal Holdings Inc.(a)	3,268	259,152
Repay Holdings Corp., Class A(a)	17,112	136,126
Shift4 Payments Inc., Class A(a)(c)	1,574	142,353
Visa Inc., Class A	195	56,521
WEX Inc.(a)(c)	964	166,386
Worldline SA/France(a)(b)(c)	20,757	147,135
		2,183,073
Security	Shares	Value
Insurance — 3.4%
Direct Line Insurance Group PLC	51,541	$108,984
HCI Group Inc.	547	61,981
		170,965
Software — 4.8%
Blend Labs Inc., Class A(a)	12,605	45,756
Pagaya Technologies Ltd., Class A(a)	6,456	74,373
Temenos AG, Registered	1,737	120,314
		240,443
Wireless Telecommunication Services — 1.8%
Airtel Africa PLC(b)	66,967	88,001
Total Long-Term Investments — 98.8% (Cost: $4,270,738)		4,936,095
Short-Term Securities
Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	459,979	460,301
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	60,000	60,000
Total Short-Term Securities — 10.4% (Cost: $520,294)		520,301
Total Investments — 109.2% (Cost: $4,791,032)		5,456,396
Liabilities in Excess of Other Assets — (9.2)%		(458,536)
Net Assets — 100.0%		$4,997,860

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$359,305	$100,931 (a)	$—	$90	$(25)	$460,301	459,979	$702 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	230,000	—	(170,000)(a)	—	—	60,000	60,000	1,527	—
				$90	$(25)	$520,301		$2,229	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® FinTech Active ETF
(Formerly BlackRock Future Financial and Technology ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,889,279	$1,046,816	$—	$4,936,095
Short-Term Securities
Money Market Funds	520,301	—	—	520,301
	$4,409,580	$1,046,816	$—	$5,456,396

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares